CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid in Capital	Accumulated Deficit	IPO	Total
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	$ 0	$ 0		$ 0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B Common Stock to Sponsor	$ 0	$ 288	24,712	0		25,000
Issuance of Class B Common Stock to Sponsor (in shares)	0	2,875,000
Net income	$ 0	$ 0	0	(845)		(845)
Balance at the end at Mar. 31, 2021	$ 0	$ 288	24,712	(845)		24,155
Balance at the end (in shares) at Mar. 31, 2021	0	2,875,000
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	0	0		0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						4,307,307
Balance at the end at Jun. 30, 2021	$ 59	$ 288	0	(9,438,293)		(9,437,946)
Balance at the end (in shares) at Jun. 30, 2021	585,275	2,875,000
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	0	0		0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in Initial Public Offering, net of offering costs (in shares)					11,500,000
Issuance of Class B Common Stock to Sponsor	$ 0	$ 288	24,712	0		25,000
Issuance of Class B Common Stock to Sponsor (in shares)	0	2,875,000
Sale of non-redeemable private placement units to Sponsor	$ 59		5,290,242	0		5,290,301
Sale of non-redeemable private placement units to Sponsor(in shares)	585,275
Re-measurement of carrying value of Class A redeemable stock to redemption value			(5,314,954)	(13,745,600)		(19,060,554)
Net income			0	5,135,790		5,135,790
Balance at the end at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)		(8,609,463)
Balance at the end (in shares) at Dec. 31, 2021	585,275	2,875,000
Balance at the beginning at Mar. 31, 2021	$ 0	$ 288	24,712	(845)		24,155
Balance at the beginning (in shares) at Mar. 31, 2021	0	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in Initial Public Offering, net of offering costs	$ 1,209	$ 0	118,730,487	0		118,731,696
Sale of units in Initial Public Offering, net of offering costs (in shares)	12,085,275
Deferred underwriting commission	$ 0	0	(4,025,000)	0		(4,025,000)
Initial fair value of warrant liability	0	0	(11,176,949)	0		(11,176,949)
Net income	0	0	0	4,308,152		4,308,152
Balance at the end at Jun. 30, 2021	$ 59	$ 288	0	(9,438,293)		(9,437,946)
Balance at the end (in shares) at Jun. 30, 2021	585,275	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)		(8,609,463)
Balance at the beginning (in shares) at Dec. 31, 2021	585,275	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			0	2,195,508		2,195,508
Balance at the end at Mar. 31, 2022	$ 59	$ 288	0	(6,414,302)		(6,413,955)
Balance at the end (in shares) at Mar. 31, 2022	585,275	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)		(8,609,463)
Balance at the beginning (in shares) at Dec. 31, 2021	585,275	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						3,145,445
Balance at the end at Jun. 30, 2022	$ 59	$ 288	0	(6,614,365)
Balance at the end (in shares) at Jun. 30, 2022	585,275	2,875,000
Balance at the beginning at Mar. 31, 2022	$ 59	$ 288	0	(6,414,302)		(6,413,955)
Balance at the beginning (in shares) at Mar. 31, 2022	585,275	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Re-measurement of carrying value of Class A redeemable stock to redemption value			0	(1,150,000)		(1,150,000)
Subsequent shares subject to possible redemption	$ (1,150)	$ 0	(103,553,250)	(13,745,600)		(117,300,000)
Subsequent shares subject to possible redemption (in shares)	(11,500,000)
Net income			0	949,937		$ 949,937
Balance at the end at Jun. 30, 2022	$ 59	$ 288	$ 0	$ (6,614,365)
Balance at the end (in shares) at Jun. 30, 2022	585,275	2,875,000